Note 8 - Segment Information - Schedule of Segment Information (Details) - USD ($)	1 Months Ended	3 Months Ended		6 Months Ended		7 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2025
General and administrative expenses	$ 659	$ 82,675		$ 119,944
Archimedes Tech SPAC Partners II Co [Member]
Cash	1,362,766	414,970		414,970			$ 1,362,766
General and administrative expenses		977,614	$ 150,006	1,426,287	$ 307,457	$ 78,700	785,975
Interest earned on cash in bank account				4,301,099	3,794,821		8,710,969
Demand deposit held in Trust Account	239,860,969	244,162,068		244,162,068		0	239,860,969
Cash In Bank Account [Member] | Archimedes Tech SPAC Partners II Co [Member]
Interest earned on cash in bank account		7,555	19,647	19,069	30,437	0	61,744
Cash Held In Trust Account [Member] | Archimedes Tech SPAC Partners II Co [Member]
Interest earned on cash in bank account		2,159,137	2,488,937	4,301,099	3,794,821	0	8,710,969
Single Reportable Segment [Member ]
General and administrative expenses	659	82,675		119,944
Single Reportable Segment [Member ] | Archimedes Tech SPAC Partners II Co [Member]
Cash	1,362,766						1,362,766
Demand deposit held in Trust Account	$ 239,860,969						239,860,969
Single Reportable Segment [Member ] | Operating Segments [Member] | Archimedes Tech SPAC Partners II Co [Member]
General and administrative expenses		977,614	150,006	1,426,287	307,457	$ 78,700	785,975
Single Reportable Segment [Member ] | Operating Segments [Member] | Cash In Bank Account [Member] | Archimedes Tech SPAC Partners II Co [Member]
Interest earned on cash in bank account		7,555	19,647	19,069	30,437		61,744
Single Reportable Segment [Member ] | Operating Segments [Member] | Cash Held In Trust Account [Member] | Archimedes Tech SPAC Partners II Co [Member]
Interest earned on cash in bank account		$ 2,159,137	$ 2,488,937	$ 4,301,099	$ 3,794,821		$ 8,710,969